Loss Per Share - Summary Of Basic And Diluted Net Loss Per Share (Detail) - EUR (€) € / shares in Units, € in Thousands, shares in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings per share [abstract]
Net loss attributable to ordinary shares	€ (63,002)	€ (57,504)	€ (218,290)	€ (65,354)	€ (110,761)
Weighted-average shares outstanding-basic and diluted	130,971	77,861	101,442	77,861	72,606
Basic earnings (loss) per share	€ (0.48)	€ (0.74)	€ (2.15)	€ (0.84)	€ (1.53)
Diluted earnings (loss) per share	€ (0.48)	€ (0.74)	€ (2.15)	€ (0.84)	€ (1.53)